Leases - Summary of the maturity of the lease liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 890,689	₩ 613,914
Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	844,958	567,257
Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	32,628	35,319
Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	13,103	11,338
Less than 1 month
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	39,193	42,714
Less than 1 month | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	31,623	35,167
Less than 1 month | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	6,849	6,908
Less than 1 month | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	721	639
1~3 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	47,913	38,975
1~3 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	45,513	36,612
1~3 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,687	1,705
1~3 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	713	658
3~6 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	67,440	55,224
3~6 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	63,760	51,621
3~6 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,355	2,380
3~6 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,325	1,223
6 months ~ 1 year
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	136,603	91,199
6 months ~ 1 year | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	128,823	83,202
6 months ~ 1 year | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	5,578	5,559
6 months ~ 1 year | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,202	2,438
1~5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	503,513	330,407
1~5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	479,432	305,694
1~5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	15,939	18,333
1~5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	8,142	6,380
More than 5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	96,027	55,395
More than 5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	95,807	54,961
More than 5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	220	434
More than 5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 0	₩ 0